QUAKER® INVESTMENT TRUST

Supplement dated October 19, 2009
To the Statement of Additional Information for the
QUAKER MID-CAP VALUE FUND
Dated October 28, 2008 (as Amended November 3, 2008)

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”).  Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

Effective September 30, 2009, the following replaces the table found in “Portfolio Managers” in the section entitled “Investments in Each Fund” under “Quaker Mid-Cap Value Fund” on page 24 of the SAI:

INVESTMENTS IN EACH FUND (as of June 30, 2009)

NAME OF PORTFOLIO MANAGER	DOLLAR RANGE OF INVESTMENTS IN EACH FUND(1)

QUAKER MID-CAP VALUE FUND (Kennedy Capital Management, Inc., sub-adviser) Frank Latuda, Jr., CFA	None

(1)
This column reflects investments in a Fund’s shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

Effective September 30, 2009, the following replaces the text in the “Quaker Mid-Cap Value Fund” table on page 27 of the SAI:

As of September 30, 2009:

Quaker Mid-Cap Value Fund
FRANK LATUDA, JR., CFA (Kennedy)	NUMBER OF ACCOUNTS	TOTAL ASSETS IN ACCOUNTS	NUMBER OF ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE	TOTAL ASSETS IN ACCOUNTS WHERE ADVISORY FEE IS BASED ON ACCOUNT PERFORMANCE
Registered Investment Companies	0	0	0	0
Other Pooled Investment Vehicles	1	$1 million	0	0
Other Accounts	57	$1,156 million	0	0

QKSIKCM 102009

Effective September 30, 2009, the following replaces the text found in “KCM” in the section entitled “Specific Conflicts of Interest” on page 29 of the SAI:

Within KCM’s mid cap value strategy, Mr. Latuda manages a number of separate accounts and a commingled vehicle, as well as a model portfolio for a unified managed account (UMA) program.  Mr. Latuda also manages separate accounts for the firm in a small cap strategy as well as an all cap value strategy.  Certain conflicts may arise as the result of an account’s size, client-imposed restrictions or fee schedule.  Investment opportunities are allocated fairly among clients within each strategy pursuant to KCM’s internal policies and procedures, which also extend to its brokerage practices.

2